                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               -------------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
Title: Managing Director
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


      /s/ Domenic J. Ferrante            Boston, MA         2/16/2010
-----------------------------------    ---------------    ------------

* Brookside Capital Management, LLC is (i) the general partner of Brookside Capital Investors II, L.P., the general partner of Brookside Capital Trading Fund, L.P. (the "Trading Fund"), (ii) the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. (the "Partners Fund"). Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              4

Form 13F Information Table Entry Total:        79

Form 13F Information Table Value Total: 8,086,589
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1           28-13491         Brookside Capital Trading Fund, L.P.
      --------------------
2           28-13492         Brookside Capital Investors II, L.P.
      --------------------
3           28-06946         Brookside Capital Partners Fund, L.P.
      --------------------
4           28-06924         Brookside Capital Investors, L.P.
      --------------------

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                    FORM 13F INFORMATION TABLE AS OF 12/31/09

                                                                                                     INVES-
                                                                                                      MENT  OTHER   VOTING
                                                                        MARKET VALUE LONG             DIS-  MANA- AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       1,000        1,000   X1000   SHARES   CRETION  GERS    SOLE   SHARED
---------------------------- ----------------- --------- -------------- ---------- ----- ---------- ------- ----- --------- ------
ACE LTD                      SHS               H0023R105 302,400,000.00 302,400.00        6,000,000    SOLE            X
ACTIVISION BLIZZARD INC      COM               00507V109  19,742,470.00  19,742.47        1,777,000    SOLE            X
AFFYMAX INC                  COM               00826A109  12,370,000.00  12,370.00          500,000    SOLE            X
ALLOT COMMUNICATIONS LTD     COM               M0854Q105  13,500,953.72  13,500.95        3,426,638    SOLE            X
AMERICAN TOWER CORP          CL A              029912201  40,919,870.00  40,919.87          947,000    SOLE            X
AMERIPRISE FINL INC          COM               03076C106 213,510,000.00 213,510.00        5,500,000    SOLE            X
AMYLIN PHARMACEUTICALS INC   COM               032346108  49,579,860.00  49,579.86        3,494,000    SOLE            X
APPLE INC                    COM               037833100 348,803,606.40 348,803.61        1,655,200    SOLE            X
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH    03938L104  59,269,125.00  59,269.13        1,295,500    SOLE            X
BAIDU INC                    SPON ADR REP A    056752108  51,938,349.00  51,938.35          126,300    SOLE            X
BANK OF AMERICA CORPORATION  COM               060505104  67,770,000.00  67,770.00        4,500,000    SOLE            X
BANK OF AMERICA CORPORATION  UNIT 99/99/9999
                             ADDED             060505419  44,760,000.00  44,760.00        3,000,000    SOLE            X
BANK OF NEW YORK MELLON CORP COM               064058100  69,925,000.00  69,925.00        2,500,000    SOLE            X
BAXTER INTL INC              COM               071813109  74,318,220.00  74,318.22        1,266,500    SOLE            X
BIGBAND NETWORKS INC         COM               089750509  17,470,779.60  17,470.78        5,078,715    SOLE            X
BROCADE COMMUNICATIONS SYS I COM NEW           111621306 229,813,845.10 229,813.85       30,119,770    SOLE            X
CA INC                       COM               12673P105  99,144,122.38  99,144.12        4,414,253    SOLE            X
CADENCE DESIGN SYSTEM INC    COM               127387108  70,901,880.92  70,901.88       11,836,708    SOLE            X
CARNIVAL CORP                PAIRED CTF        143658300  63,380,000.00  63,380.00        2,000,000    SOLE            X
CELANESE CORP DEL            COM               150870103 161,752,638.30 161,752.64        5,039,023    SOLE            X
CHECK POINT SOFTWARE TECH LT ORD               M22465104 160,164,142.60 160,164.14        4,727,395    SOLE            X
CIENA CORP                   COM               171779309  97,046,975.32  97,046.98        8,952,673    SOLE            X
CITIGROUP INC                COM               172967101  99,300,000.00  99,300.00       30,000,000    SOLE            X
COMPANHIA BRASILEIRA DE DIST SPON ADR PFD CL A 20440T201  32,046,192.00  32,046.19          426,600    SOLE            X
COOPER INDUSTRIES PLC        SHS               G24140108  27,195,792.00  27,195.79          637,800    SOLE            X
CVS CAREMARK CORP            COM               126650100 385,600,275.66 385,600.28       11,971,446    SOLE            X
DENDREON CORP                COM               24823Q107  25,846,380.00  25,846.38          983,500    SOLE            X
DIRECTV                      COM CL A          25490A101 357,532,943.80 357,532.94       10,720,628    SOLE            X
DOMINOS PIZZA INC            COM               25754A201  12,439,473.12  12,439.47        1,484,424    SOLE            X
E M C CORP MASS              COM               268648102 183,692,245.75 183,692.25       10,514,725    SOLE            X
EBAY INC                     COM               278642103 205,440,430.00 205,440.43        8,731,000    SOLE            X
ELOYALTY CORP                COM NEW           290151307   3,339,032.97   3,339.03          486,031    SOLE            X
EXPEDIA INC                  COM               30212P105  44,215,589.85  44,215.59        1,718,445    SOLE            X
GILEAD SCIENCES              COM               375558103  97,368,187.69  97,368.19        2,250,247    SOLE            X
GOLDMAN SACHS GROUP INC      COM               38141G104 135,072,000.00 135,072.00          800,000    SOLE            X
HEWLETT-PACKARD CO           COM               428236103 203,181,195.00 203,181.20        3,944,500    SOLE            X
HOME INNS & HOTEL MGMT INC   SPON ADR          43713W107  34,300,246.40  34,300.25          970,304    SOLE            X
INGERSOLL-RAND PLC           SHS               G47791101 148,208,669.18 148,208.67        4,146,857    SOLE            X
INVERNESS MED INNOVATIONS IN COM               46126P106 126,403,719.89 126,403.72        3,045,139    SOLE            X
LIBERTY MEDIA CORP NEW       INT COM SER A     53071M708       4,153.50       4.15               90    SOLE            X
LINCOLN NATL CORP IND        COM               534187109  74,640,000.00  74,640.00        3,000,000    SOLE            X
MAP PHARMACEUTICALS INC      COM               56509R108  28,585,482.78  28,585.48        2,999,526    SOLE            X
MAXWELL TECHNOLOGIES INC     COM               577767106  18,092,275.44  18,092.28        1,014,141    SOLE            X
MEAD JOHNSON NUTRITION  CO   COM CL A          582839106 211,533,477.10 211,533.48        4,840,583    SOLE            X
MELCO CROWN ENTERTAINMENT
  LTD                        ADR               585464100  34,565,237.28  34,565.24       10,287,273    SOLE            X
MINDRAY MEDICAL  INTL LTD    SPON ADR          602675100  49,539,176.32  49,539.18        1,460,471    SOLE            X
MOLSON COORS BREWING CO      CL B              60871R209  81,874,447.76  81,874.45        1,812,986    SOLE            X
MONSANTO CO NEW              COM               61166W101 342,637,385.25 342,637.39        4,191,283    SOLE            X
MSC INDL DIRECT INC          CL A              553530106  10,161,400.00  10,161.40          216,200    SOLE            X
NANOSPHERE INC               COM               63009F105  28,806,358.28  28,806.36        4,473,037    SOLE            X
NEUROMETRIX INC              COM               641255104     128,356.02     128.36           51,966    SOLE            X
NEWS CORP                    CL A              65248E104  49,735,770.00  49,735.77        3,633,000    SOLE            X
NUANCE COMMUNICATIONS INC    COM               67020Y100  17,770,979.00  17,770.98        1,144,300    SOLE            X
ON SEMICONDUCTOR CORP        COM               682189105  73,869,616.80  73,869.62        8,375,240    SOLE            X
OWENS CORNING NEW            COM               690742101  46,152,000.00  46,152.00        1,800,000    SOLE            X
PFIZER INC                   COM               717081103 290,765,331.00 290,765.33       15,984,900    SOLE            X
PRICELINE COM INC            COM               741503403  78,979,895.33  78,979.90          361,613    SOLE            X
QUALCOMM INC                 COM               747525103 230,225,889.06 230,225.89        4,976,781    SOLE            X
RIVERBED TECHNOLOGY INC      COM               768573107  16,491,449.32  16,491.45          717,956    SOLE            X
SOLARWINDS INC               COM               83416B109  58,425,841.50  58,425.84        2,539,150    SOLE            X
SONUS NETWORKS INC           COM               835916107  35,323,417.16  35,323.42       16,740,956    SOLE            X
STANLEY WKS                  COM               854616109  81,560,934.00  81,560.93        1,583,400    SOLE            X
STREAM GLOBAL SVCS INC       COM               86323M100   7,437,500.00   7,437.50        1,250,000    SOLE            X
SYNIVERSE HLDGS INC          COM               87163F106  37,378,707.60  37,378.71        2,138,370    SOLE            X
TARGET CORP                  COM               87612E106 450,348,885.00 450,348.89        9,310,500    SOLE            X
TECK RESOURCES LTD           CL B              878742204 126,756,178.64 126,756.18        3,624,712    SOLE            X
TEKELEC                      COM               879101103  96,207,433.44  96,207.43        6,296,298    SOLE            X
TERRA INDS INC               COM               880915103  42,220,404.00  42,220.40        1,311,600    SOLE            X
TESSERA TECHNOLOGIES INC     COM               88164L100  77,857,417.56  77,857.42        3,345,828    SOLE            X
UNITED TECHNOLOGIES CORP     COM               913017109  80,550,305.00  80,550.31        1,160,500    SOLE            X
US STATES STL CORP NEW       COM               912909108 275,351,960.00 275,351.96        4,995,500    SOLE            X
VERIGY LTD                   COM               Y93691106  26,425,332.42  26,425.33        2,054,847    SOLE            X
VERISIGN INC                 COM               92343E102  97,058,899.20  97,058.90        4,004,080    SOLE            X
VERTEX PHARMACEUTICALS INC   COM               92532F100 167,530,516.45 167,530.52        3,909,697    SOLE            X
VIACOM INC NEW               CL B              92553P201  78,698,074.89  78,698.07        2,647,093    SOLE            X
VONAGE HOLDINGS CORP         COM               92886T201   7,548,307.20   7,548.31        5,391,648    SOLE            X
WALGREEN CO                  COM               931422109 120,143,653.92 120,143.65        3,271,886    SOLE            X
WALTER ENERGY INC            COM               93317Q105 136,039,984.00 136,039.98        1,806,400    SOLE            X
WATSCO INC                   CL B              942622200   9,502,120.00   9,502.12          194,000    SOLE            X